Financial Instruments (Credit Facility) - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012 Revolving Credit Facility
Line of Credit Facility [Line Items]
Revolving credit facility, term		5 years
Revolving credit facility, current borrowing capacity		$ 1.0
Revolving credit facility, covenant compliance ratio, 2013		4.35
Revolving credit facility, covenant compliance ratio, 2014		3.95
Revolving credit facility, covenant compliance ratio, 2015		3.50
Revolving credit facility, covenant compliance ratio, 2016 and thereafter		3.00
Line of credit facility, maximum borrowing capacity		$ 1.5
Revolving credit facility, minimum interest coverage ratio	3.5